Property, Plant and Equipment - Summary of Net Carrying Amount of Machinery and Equipment, Vehicles and Furniture and Fixtures Acquired Under Finance Lease Agreements (Detail) - PEN (S/)
S/ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Accumulated depreciation	S/ (123,100)	S/ (197,484)	S/ (203,201)
Net carrying amount	470,554	865,735	1,113,599	S/ 1,111,757
Finance Lease [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cost of acquisition	589,269	650,301	800,927
Accumulated depreciation	(329,613)	(351,447)	(386,411)
Net carrying amount	S/ 259,656	S/ 298,854	S/ 414,516